Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of intangible assets, net, by major classes

	hCDR1	Total
Cost:

Balance at January 1, 2019	380	380

Amortized cost at December 31, 2019	380	380

	hCDR1	Total
Cost:

Balance at January 1, 2018	380	380

Amortized cost at December 31, 2018	380	380

	hCDR1	Total
Cost:

Balance at January 1, 2017	253	253

Additions during the year	127	127

Amortized cost at December 31, 2017	380	380